J.P. MORGAN EXCHANGE-TRADED FUND TRUST
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
November 2, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the Funds listed on Appendix A (the “Funds”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information of the Funds listed in Appendix A do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 533 (Amendment No. 535 under the Investment Company Act of 1940, as amended) filed electronically on October 19, 2026.
Please contact the undersigned at 614-213-4020 or elizabeth.a.davin@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A
J.P. Morgan Exchange-Traded Funds
JPMorgan Active Growth ETF
JPMorgan Active Small Cap Value ETTF
JPMorgan Active Value ETF
JPMorgan Equity Premium Income ETF
JPMorgan Fundamental Data Science Large Core ETF
JPMorgan Fundamental Data Science Mid Core ETF
JPMorgan Fundamental Data Science Small Core ETF
JPMorgan Nasdaq Equity Premium Income ETF
JPMorgan U.S. Research Enhanced Large Cap ETF
JPMorgan U.S. Tech Leaders ETF